Contingencies, commitments and restrictions on the distribution of profits (Tables)	12 Months Ended
Dec. 31, 2019
Contingencies, commitments and restrictions on the distribution of profits
Schedule of commitments

				Current
		Number of	Concession	Concession
Country	Concession	Airports	Start Date	End Date	Extension Details
Argentina	AA2000	35[1]	1998	2028	10 years
	NQN	1	2001	2021	5 years
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006 (2014)	2046
	TA (ADF)	1	2003 (2014)	2043
Brazil	ICASGA	1	2012	2040	5 years
	ICAB	1	2012	2037	5 years
Uruguay	Puerta del Sur	1	2003	2033
	CAISA	1	1993 (2008) (2019)	2033
Ecuador	TAGSA	1	2004	2029
	ECOGAL	1	2011	2026
Armenia	AIA	2	2002	2032	Option to renew every 5 years
Peru	AAP	5	2011	2036	Extendable to 2071
Total		52

1.Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.

Schedule of performance bonds in the amounts and for the events

	Amount of the	Amount of the
	Performance Bond	Performance Bond
Event	(in R$)	(in USD)
Natal Concession Agreement
Phase I of the Natal Concession Agreement	65 million	16.1 million
Phase II of the Natal Concession Agreement (from the formal commencement of Phase II until the end of the contract)	6.5 million	1.6 million
Current amount of Phase II	13.6 million	3.4 million
Investment Trigger of the Natal Concession Agreement	10% of the amount of planned investments

Brasilia Concession Agreement
During Phase I-B of the Brasilia Concession Agreement	266.7 million	66.1 million
After completion of Phase I-B of the Brasilia Concession Agreement or at the termination of the contract	133.3 million	33.1 million
Current amount of Phase II (*)	202.3 million	50.2 million
Investment Trigger of the Brasilia Concession Agreement	10% of the amount of planned investments
Upon termination of the Brasilia Concession Agreement, for a period of 24 months after the termination of the agreement.	19.1 million	4.7 million

(*) Insurance granted by a Guarantee letter of CAAP signed with Zurich Brazil on December 14, 2018 for R$ 224 million.

Schedule of equity Luxembourg laws and regulations

	At December 31,	At December 31,	At December 31,
	2019	2018	2017
Share capital	160,022	160,022	1,500,000
Share Premium	180,486	180,486	—
Legal reserve	176	176	2
Free distributable reserves	385,055	385,055	385,055
Non-distributable reserves	1,351,883	1,351,883	—
Retained earnings	(78,497)	(72,231)	31,206
Total equity in accordance with Luxembourg law	1,999,125	2,005,391	1,916,263